Deferred Policy Acquisition Costs (DAC) and Value of Business Acquired (VOBA)	12 Months Ended
Dec. 31, 2017
Insurance [Abstract]
Deferred Policy Acquisition Costs (DAC) and Value of Business Acquired (VOBA)
8. Deferred Policy Acquisition Costs (DAC) and Value of Business Acquired (VOBA)
The Company defers costs that are directly related to the successful acquisition or renewal of insurance contracts. These primarily include commissions, distribution costs directly related to sales, third-party underwriting costs and the portion of salaries and benefits directly related to processing successful new and renewal contracts. All other acquisition-related costs, including costs incurred for soliciting potential customers, managing the distribution and underwriting functions, training, administration, unsuccessful acquisition or renewal efforts, market research and product development are not deferrable and are expensed in the period incurred.
On the date of the Merger, the Company's DAC balance was reset to zero, and a balance for VOBA was established, representing the right to receive future gross profits from cash flows and earnings of the Company's existing business. VOBA was based on the actuarially estimated present value of future cash flows from the Company's insurance policies and annuity contracts in-force on the date of the Merger. The estimated present value of future cash flows used in the calculation of VOBA was based on certain assumptions, including lapse rates, mortality experience, maintenance expenses, crediting rates, and investment performance that the Company expects to experience in future years.
The Company amortizes DAC and VOBA for deferred annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the estimated future gross profits. To estimate future gross profits, the Company makes assumptions as to lapse rates, mortality experience, maintenance expenses, crediting rates, and investment performance. Actual profits can vary from the estimates and can thereby result in increases or decreases to DAC and VOBA amortization. The Company regularly evaluates its assumptions and, when necessary, revises the estimated gross profits of these contracts, resulting in assumption and experience unlocking adjustments to DAC and VOBA amortization recorded in the consolidated statements of income (loss).
The Company amortizes acquisition costs for traditional individual life insurance policies over the premium paying period of the related policies, using assumptions consistent with those used in computing policy reserves. The Company amortizes acquisition costs for immediate annuities using a constant yield approach.
The Company adjusts the unamortized DAC and VOBA balances for the effect of net unrealized gains and losses on securities as if they had been realized as of the balance sheet date. The Company includes the impact of this adjustment, net of tax, in AOCI. The Company also adjusts its unamortized DAC and VOBA balances for the effect of realized gains and losses including changes in fair value of the embedded derivatives for the Company's FIA policies. These adjustments are recognized in net realized gains (losses) in the consolidated statements of income (loss).
For some products, policyholders can elect to modify product benefits, features, rights or coverage by exchanging a contract for a new contract; by amendment, endorsement or rider to a contract; or by election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification substantially changes the original contract, the remaining DAC balance is immediately written off through earnings and any eligible costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC is retained and amortized over the life of the modified contract and any acquisition costs associated with the related modification are expensed as incurred.
The following table provides a reconciliation of the beginning and ending balance for DAC:

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Unamortized balance at beginning of period	$202.8	$—	$677.5	$513.9
Deferral of acquisition costs	239.9	215.4	19.6	247.7
Adjustments for realized (gains) losses (1)	(4.6)	(1.6)	(0.4)	6.0
Amortization — excluding unlocking	(30.9)	(9.9)	(8.4)	(86.4)
Amortization — impact of unlocking (1)	—	(1.1)	(0.2)	(3.7)
Unamortized balance at end of period	407.2	202.8	688.1	677.5
Accumulated effect of net unrealized gains	(21.0)	(3.4)	(41.0)	(11.4)
Balance at end of period	$386.2	$199.4	$647.1	$666.1
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(1)
Includes the impact of the Company's annual unlocking process, which takes place during the third quarter of each year. Amortization also includes the impact of assumption and experience unlocking related to quarterly investment prepayment activity.

The following table provides a reconciliation of the beginning and ending balance for VOBA:

	Successor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016
Unamortized balance at beginning of period	$413.4	$457.6
Adjustments related to realized (gains) losses (1)	(11.9)	4.5
Amortization — excluding unlocking	(41.8)	(40.7)
Amortization — impact of unlocking (1)	(1.6)	(8.0)
Unamortized balance at end of period	358.1	413.4
Accumulated effect of net unrealized gains	(48.1)	(16.1)
Balance at end of period	$310.0	$397.3
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(1)
Includes the impact of the Company's annual unlocking process, which takes place during the third quarter of each year. Amortization also includes the impact of assumption and experience unlocking related to quarterly investment prepayment activity.

The following table sets forth the estimated future VOBA amortization expense, net of interest, for the next 5 years, based on the balance recorded as of December 31, 2017:

Year	Amount
2018	$38.0
2019	36.0
2020	33.0
2021	29.8
2022	26.2